Income Taxes	12 Months Ended
Dec. 31, 2015
Income Taxes

13. INCOME TAXES

The components of income tax expense are as follows:

	Year Ended December 31
	2013	2014	2015
	US$	US$	US$
Current	8,591	15,630	17,338
Deferred	1,181	471	911

Income tax expense	9,772	16,101	18,249

The income (loss) before income taxes for domestic and foreign entities is as follows:

	Year Ended December 31
	2013	2014	2015
	US$	US$	US$
Domestic	(8,080)	(12,761)	(12,037)
Foreign	45,228	73,329	90,537

	37,148	60,568	78,500

Since the Company is based in the Cayman Islands, a British overseas territory with no corporate income tax, domestic tax on pretax income is calculated at the Cayman Islands statutory rate of zero for each year.

The Company and its subsidiaries file separate income tax returns. A reconciliation of income tax expense on pretax income at statutory rate and income tax expense is shown below:

	Year Ended December 31
	2013	2014	2015
	US$	US$	US$
Cayman statutory rate	—	—	—
Tax on pretax income at statutory rate	6,788	15,727	18,765
Tax-exempt income	(4,325)	(2,573)	(906)
Permanent differences	1,730	(396)	(1,065)
Temporary differences	1,732	(344)	(330)
Alternative minimum tax	2,203	1,170	4
Income tax (10%) on undistributed earnings	3,396	2,491	2,460
Net changes in income tax credit	708	(899)	(897)
Net changes in valuation allowance of deferred income tax assets	(2,364)	733	1,621
Net operating loss carryforwards	(189)	(1,298)	(2,052)
Liabilities related to unrealized tax benefits	(39)	91	672
Adjustment of prior years’ taxes and others	132	1,399	(23)

Income tax expense	9,772	16,101	18,249

Deferred income tax assets (liabilities) are as follows:

	December 31
	2014	2015
	As Adjusted (Note 2)
	US$	US$
Notes and accounts receivable	141	82
Stock-based compensation	615	544
Allowance for sales return	105	173
Inventory reserve	814	1,478
Foreign currency translation	(1,273)	(1,949)
Property and equipment	452	360
Investment tax credits	7,823	8,295
Net operating loss carryforwards	9,621	10,651
Others	14	20
Valuation allowance	(16,791)	(19,044)

	1,521	610

The valuation allowance shown in the table above relates to net operating loss carryforwards, tax credits and temporary differences for which the Company believes that realization is uncertain. The change in the valuation allowance was an increase of US$1,075 thousand, an increase of US$515 thousand, and an increase of US$2,253 thousand for the years ended December 31, 2013, 2014, and 2015, respectively. The increase in valuation allowance in 2013, 2014 and 2015 are primarily due to the uncertainty in generating sufficient taxable income in the future and utilization of operating loss carryforwards and research and development credits before they expire. In addition, profits generated from certain products of SMI Taiwan are exempted from income tax for five years beginning January 1, 2010 and January 1, 2012.

As of December 31, 2015, FCI had unused research and development tax credits of approximately US$4,139 thousand which will expire in the period from 2015 to 2019.

As of December 31, 2015, the Company’s United States federal net operating loss carryforwards for federal income tax purposes were approximately US$9,427 thousand. If not utilized, the federal net operating loss carryforwards will expire in 2035.

As of December 31, 2015, the Company’s United States federal and state research and development tax credit carryforwards for federal and state income tax purposes were approximately US$2,444 thousand and US$1,711 thousand, respectively. If not utilized, the federal tax credit carryforwards will expire starting in 2035 while the state tax credit carryforward has no expiration date.

Current United States federal and California state laws include substantial restrictions on the utilization of net operating losses and credits in the event of an “ownership change” of a corporation. Accordingly, the Company’s ability to utilize net operating loss and tax credit carryforwards may be limited as a result of such “ownership change”. Such a limitation could result in the expiration of carryforwards before they are utilized.

As of December 31, 2015, the Company had accumulated undistributed earnings from a foreign subsidiary of US$242 million. No deferred tax liability was recorded in respect of those amounts as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.

Unrecognized Tax Benefit

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	Year Ended December 31
	2013	2014	2015
	US$	US$	US$
Balance, beginning of year	3,520	5,815	4,655
Increases in tax positions taken in current year	2,947	446	2,337
Decrease in tax position taken in prior year primarily related to the resolution of tax audit	(652)	(1,606)	(1,353)

Balance, end of year	5,815	4,655	5,639

At December 31, 2015, the Company had US$5,639 thousand of unrecognized tax benefits that if recognized would affect the effective tax rate. For the years ended December 31, 2013, 2014 and 2015, the total amount of interest expense and penalties related to uncertain tax positions recorded in the provision for income tax expense was approximately US$627 thousand, US$343 thousand and US$363 thousand, respectively. The total amount of accrued interest and penalties recognized as of December 31, 2014 and 2015 was US$1,674 thousand and US$1,977 thousand, respectively. The Company does not expect uncertain tax positions to change in the next twelve months, except in the case of settlements with tax authorities, the likelihood and timing of which are difficult to estimate.

The Company files income tax returns in United States and foreign jurisdictions. The following table summarizes the Company’s major jurisdictions and tax year that remain subject to examination by tax authorities as of December 31, 2015:

Tax Jurisdiction	Tax Years
Hong Kong	2013 and onward
Taiwan	2010 and onward
Korea	2010 and onward
United States	2007 onward